SIGNIFICANT ACCOUNTING POLICIES - Significant Increase in Risk (Details)	Dec. 31, 2019 item
BA One Or BB Plus [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	3
BA Two Or BB [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	3
BA Three Or BB Negative [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	3
B One Or B Plus [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	2
B Two Or B [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	2
B Three Or B Negative [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	1
Caa Or Ccc [Member]
Disclosure of Significant Accounting Policies
Number Of Investment Notches	1